SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Derivative	Dec. 31, 2011 Derivative	Dec. 31, 2010	Dec. 31, 2004
Orion Tankers Pool [Abstract]
Number of tankers withdrawn from pool	9
Cash and Cash Equivalents [Abstract]
Original maturities of deposits classified as cash and cash equivalents (in months)	3M
Vessels, Net [Abstract]
Number of types of vessel	1
Historical and Average Spot Market Rate	15 years
Improvements amortized over a period (in years)	25
Impairment Of Long-Lived Assets [Abstract]
Salvage value of the vessel	$ 9.7
Drydock [Abstract]
Period when vessels are required to be drydocked, minimum (in months)	30M
Period when vessels are required to be drydocked, maximum (in months)	60M
Deferred Compensation Liability [Abstract]
Number of individual deferred compensation agreements	2
Segments [Abstract]
Number of operating segment	1
Interest Risk [Abstract]
Number of derivatives outstanding	0	0
Geographical Segment [Abstract]
Total number of vessels	20	17	17	3
Ballast Tank [Member]
Vessels, Net [Abstract]
Improvements amortized over a period (in years)	8